Subsidiary Guarantors	3 Months Ended
Mar. 31, 2014
Condensed Financial Information [Abstract]
Subsidiary Guarantors
Subsidiary Guarantors
LINN Energy, LLC’s November 2019 Senior Notes, May 2019 Senior Notes and 2010 Issued Senior Notes are guaranteed by all of the Company’s material subsidiaries, other than Berry which is an indirect wholly owned, unrestricted subsidiary of the Company. Additionally, in March 2014, LINN Energy, LLC agreed to contribute funds to Berry in an amount sufficient to enable Berry to pay its Senior Notes due June 2014 in full. No other subsidiary of the Company has guaranteed any of Berry’s outstanding senior notes.
The following condensed consolidating financial information presents the financial information of LINN Energy, LLC, the guarantor subsidiaries and the non-guarantor subsidiary in accordance with SEC Regulation S-X Rule 3-10. The condensed consolidating financial information for the co-issuer, Linn Energy Finance Corp., is not presented as it has no assets, operations or cash flows. The financial information may not necessarily be indicative of the financial position or results of operations had the guarantor subsidiaries or non-guarantor subsidiary operated as independent entities. There are no restrictions on the Company’s ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries.
CONDENSED CONSOLIDATING BALANCE SHEETS
March 31, 2014

	LINN Energy, LLC	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$33	$62,762	$5,519	$—	$68,314
Accounts receivable – trade, net	—	384,717	138,228	—	522,945
Accounts receivable – affiliates	4,224,068	—	—	(4,224,068)	—
Derivative instruments	—	111,545	3,626	—	115,171
Other current assets	330	59,631	32,114	—	92,075
Total current assets	4,224,431	618,655	179,487	(4,224,068)	798,505

Noncurrent assets:
Oil and natural gas properties (successful efforts method)	—	13,334,488	4,957,390	—	18,291,878
Less accumulated depletion and amortization	—	(3,720,758)	(76,083)	—	(3,796,841)
	—	9,613,730	4,881,307	—	14,495,037

Other property and equipment	—	574,858	84,957	—	659,815
Less accumulated depreciation	—	(121,219)	(1,972)	—	(123,191)
	—	453,639	82,985	—	536,624

Derivative instruments	—	516,732	2,660	—	519,392
Notes receivable – affiliates	95,400	—	—	(95,400)	—
Investments in consolidated subsidiaries	8,458,183	—	—	(8,458,183)	—
Other noncurrent assets, net	104,211	11,220	9,699	—	125,130
	8,657,794	527,952	12,359	(8,553,583)	644,522
Total noncurrent assets	8,657,794	10,595,321	4,976,651	(8,553,583)	15,676,183
Total assets	$12,882,225	$11,213,976	$5,156,138	$(12,777,651)	$16,474,688

LIABILITIES AND UNITHOLDERS’ CAPITAL
Current liabilities:
Accounts payable and accrued expenses	$2,776	$544,000	$250,684	$—	$797,460
Accounts payable – affiliates	—	4,224,068	—	(4,224,068)	—
Derivative instruments	—	19,138	16,209	—	35,347
Other accrued liabilities	128,769	31,906	28,887	—	189,562
Current portion of long-term debt	—	—	207,502	—	207,502
Total current liabilities	131,545	4,819,112	503,282	(4,224,068)	1,229,871

Noncurrent liabilities:
Credit facilities	1,860,000	—	1,173,175	—	3,033,175
Term loan	500,000	—	—	—	500,000
Senior notes, net	4,810,262	—	915,121	—	5,725,383
Notes payable – affiliates	—	95,400	—	(95,400)	—
Derivative instruments	—	—	891	—	891
Other noncurrent liabilities	—	205,932	188,484	—	394,416
Total noncurrent liabilities	7,170,262	301,332	2,277,671	(95,400)	9,653,865

Unitholders’ capital:
Units issued and outstanding	6,066,152	4,834,811	2,315,460	(7,139,737)	6,076,686
Accumulated income (deficit)	(485,734)	1,258,721	59,725	(1,318,446)	(485,734)
	5,580,418	6,093,532	2,375,185	(8,458,183)	5,590,952
Total liabilities and unitholders’ capital	$12,882,225	$11,213,976	$5,156,138	$(12,777,651)	$16,474,688
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2013

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$52	$1,078	$51,041	$—	$52,171
Accounts receivable – trade, net	—	365,347	122,855	—	488,202
Accounts receivable – affiliates	4,212,348	16,950	—	(4,229,298)	—
Derivative instruments	—	170,534	5,596	—	176,130
Other current assets	330	68,274	30,833	—	99,437
Total current assets	4,212,730	622,183	210,325	(4,229,298)	815,940

Noncurrent assets:
Oil and natural gas properties (successful efforts method)	—	13,074,900	4,813,659	—	17,888,559
Less accumulated depletion and amortization	—	(3,535,890)	(10,394)	—	(3,546,284)
	—	9,539,010	4,803,265	—	14,342,275

Other property and equipment	—	564,756	83,126	—	647,882
Less accumulated depreciation	—	(110,706)	(233)	—	(110,939)
	—	454,050	82,893	—	536,943

Derivative instruments	—	679,491	2,511	—	682,002
Notes receivable – affiliates	86,200	—	—	(86,200)	—
Investments in consolidated subsidiaries	8,433,290	—	—	(8,433,290)	—
Other noncurrent assets, net	108,785	10,968	8,051	—	127,804
	8,628,275	690,459	10,562	(8,519,490)	809,806
Total noncurrent assets	8,628,275	10,683,519	4,896,720	(8,519,490)	15,689,024
Total assets	$12,841,005	$11,305,702	$5,107,045	$(12,748,788)	$16,504,964

LIABILITIES AND UNITHOLDERS’ CAPITAL
Current liabilities:
Accounts payable and accrued expenses	$14,529	$587,774	$247,321	$—	$849,624
Accounts payable – affiliates	—	4,212,348	16,950	(4,229,298)	—
Derivative instruments	—	7,783	20,393	—	28,176
Other accrued liabilities	75,071	59,311	28,993	—	163,375
Current portion of long-term debt	—	—	211,558	—	211,558
Total current liabilities	89,600	4,867,216	525,215	(4,229,298)	1,252,733

Noncurrent liabilities:
Credit facilities	1,560,000	—	1,173,175	—	2,733,175
Term loan	500,000	—	—	—	500,000
Senior notes, net	4,809,055	—	916,428	—	5,725,483
Notes payable – affiliates	—	86,200	—	(86,200)	—
Derivative instruments	—	—	4,649	—	4,649
Other noncurrent liabilities	—	205,406	192,091	—	397,497
Total noncurrent liabilities	6,869,055	291,606	2,286,343	(86,200)	9,360,804

Unitholders’ capital:
Units issued and outstanding	6,282,747	4,833,354	2,315,460	(7,139,737)	6,291,824
Accumulated income (deficit)	(400,397)	1,313,526	(19,973)	(1,293,553)	(400,397)
	5,882,350	6,146,880	2,295,487	(8,433,290)	5,891,427
Total liabilities and unitholders’ capital	$12,841,005	$11,305,702	$5,107,045	$(12,748,788)	$16,504,964

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Three Months Ended March 31, 2014

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Revenues and other:
Oil, natural gas and natural gas liquids sales	$—	$605,761	$333,116	$—	$938,877
Gains (losses) on oil and natural gas derivatives	—	(244,958)	3,465	—	(241,493)
Marketing revenues	—	15,731	14,815	—	30,546
Other revenues	—	5,673	(16)	—	5,657
	—	382,207	351,380	—	733,587
Expenses:
Lease operating expenses	—	104,002	90,031	—	194,033
Transportation expenses	—	37,637	7,993	—	45,630
Marketing expenses	—	10,091	10,981	—	21,072
General and administrative expenses	—	35,737	43,491	—	79,228
Exploration costs	—	1,091	—	—	1,091
Depreciation, depletion and amortization	—	199,170	68,631	—	267,801
Taxes, other than income taxes	—	42,684	23,029	—	65,713
(Gains) losses on sale of assets and other, net	—	(781)	3,367	—	2,586
	—	429,631	247,523	—	677,154
Other income and (expenses):
Interest expense, net of amounts capitalized	(109,650)	(162)	(24,001)		(133,813)
Interest expense – affiliates	—	(1,550)	—	1,550	—
Interest income – affiliates	1,550	—	—	(1,550)	—
Equity in earnings from consolidated subsidiaries	24,893	—	—	(24,893)	—
Other, net	(2,130)	16	(189)	—	(2,303)
	(85,337)	(1,696)	(24,190)	(24,893)	(136,116)
Income (loss) before income taxes	(85,337)	(49,120)	79,667	(24,893)	(79,683)
Income tax expense (benefit)	—	5,685	(31)	—	5,654
Net income (loss)	$(85,337)	$(54,805)	$79,698	$(24,893)	$(85,337)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Three Months Ended March 31, 2013

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Revenues and other:
Oil, natural gas and natural gas liquids sales	$—	$462,732	$—	$—	$462,732
Losses on oil and natural gas derivatives	—	(108,370)	—	—	(108,370)
Marketing revenues	—	9,852	—	—	9,852
Other revenues	—	4,846	—	—	4,846
	—	369,060	—	—	369,060
Expenses:
Lease operating expenses	—	88,721	—	—	88,721
Transportation expenses	—	27,183	—	—	27,183
Marketing expenses	—	7,374	—	—	7,374
General and administrative expenses	—	58,566	—	—	58,566
Exploration costs	—	2,226	—	—	2,226
Depreciation, depletion and amortization	—	197,441	—	—	197,441
Impairment of long-lived assets	—	57,053	—	—	57,053
Taxes, other than income taxes	—	39,671	—	—	39,671
Losses on sale of assets and other, net	724	2,448	—	—	3,172
	724	480,683	—	—	481,407
Other income and (expenses):
Interest expense, net of amounts capitalized	(100,857)	498	—	—	(100,359)
Interest expense – affiliates	—	(1,142)	—	1,142	—
Interest income – affiliates	1,142	—	—	(1,142)	—
Equity in losses from consolidated subsidiaries	(119,819)	—	—	119,819	—
Other, net	(1,627)	(16)	—	—	(1,643)
	(221,161)	(660)	—	119,819	(102,002)
Loss before income taxes	(221,885)	(112,283)	—	119,819	(214,349)
Income tax expense	—	7,536	—	—	7,536
Net loss	$(221,885)	$(119,819)	$—	$119,819	$(221,885)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Three Months Ended March 31, 2014

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Cash flow from operating activities:
Net income (loss)	$(85,337)	$(54,805)	$79,698	$(24,893)	$(85,337)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	—	199,170	68,631	—	267,801
Unit-based compensation expenses	—	21,500	—	—	21,500
Amortization and write-off of deferred financing fees	5,791	—	(3,478)	—	2,313
Losses on sale of assets and other, net	—	1,327	—	—	1,327
Equity in earnings from consolidated subsidiaries	(24,893)	—	—	24,893	—
Deferred income taxes	—	5,615	(31)	—	5,584
Derivatives activities:
Total (gains) losses	—	244,958	(3,465)	—	241,493
Cash settlements	—	(11,856)	(2,655)	—	(14,511)
Changes in assets and liabilities:
Increase in accounts receivable – trade, net	—	(18,964)	(15,373)	—	(34,337)
Decrease in accounts receivable – affiliates	10,513	16,950	—	(27,463)	—
Increase in other assets	—	(3,136)	(1,040)	—	(4,176)
Increase (decrease) in accounts payable and accrued expenses	30	20,252	(4,177)	—	16,105
Decrease in accounts payable and accrued expenses – affiliates	—	(10,513)	(16,950)	27,463	—
Increase (decrease) in other liabilities	53,698	(30,648)	(6,330)	—	16,720
Net cash provided by (used in) operating activities	(40,198)	379,850	94,830	—	434,482

Cash flow from investing activities:
Acquisition of oil and natural gas properties and joint-venture funding	—	(25,345)	—	—	(25,345)
Development of oil and natural gas properties	—	(260,093)	(134,750)	—	(394,843)
Purchases of other property and equipment	—	(8,318)	(1,833)	—	(10,151)
Change in notes receivable with affiliate	(9,200)	—	—	9,200	—
Proceeds from sale of properties and equipment and other	(11,230)	544	—	—	(10,686)
Net cash used in investing activities	(20,430)	(293,212)	(136,583)	9,200	(441,025)

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Cash flow from financing activities:
Proceeds from borrowings	540,000	—	—	—	540,000
Repayments of debt	(240,000)	—	(1,188)	—	(241,188)
Distributions to unitholders	(240,073)	—	—	—	(240,073)
Financing fees and other, net	682	(35,611)	(2,581)	—	(37,510)
Change in notes payable with affiliate	—	9,200	—	(9,200)	—
Excess tax benefit from unit-based compensation	—	1,457	—	—	1,457
Net cash provided by (used in) financing activities	60,609	(24,954)	(3,769)	(9,200)	22,686

Net increase (decrease) in cash and cash equivalents	(19)	61,684	(45,522)	—	16,143
Cash and cash equivalents:
Beginning	52	1,078	51,041	—	52,171
Ending	$33	$62,762	$5,519	$—	$68,314
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Three Months Ended March 31, 2013

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Cash flow from operating activities:
Net loss	$(221,885)	$(119,819)	$—	$119,819	$(221,885)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	—	197,441	—	—	197,441
Impairment of long-lived assets	—	57,053	—	—	57,053
Unit-based compensation expenses	—	11,262	—	—	11,262
Amortization and write-off of deferred financing fees	5,412	—	—	—	5,412
Losses on sale of assets and other, net	—	15,306	—	—	15,306
Equity in losses from consolidated subsidiaries	119,819	—	—	(119,819)	—
Deferred income taxes	—	7,503	—	—	7,503
Derivatives activities:
Total losses	—	108,370	—	—	108,370
Cash settlements	—	85,794	—	—	85,794
Changes in assets and liabilities:
Decrease in accounts receivable – trade, net	—	55,544	—	—	55,544
Decrease in accounts receivable – affiliates	75,257	—	—	(75,257)	—
Increase in other assets	—	(1,327)	—	—	(1,327)
Decrease in accounts payable and accrued expenses	—	(13,609)	—	—	(13,609)
Decrease in accounts payable and accrued expenses – affiliates	—	(75,257)	—	75,257	—
Increase (decrease) in other liabilities	50,738	(23,008)	—	—	27,730
Net cash provided by operating activities	29,341	305,253	—	—	334,594

Cash flow from investing activities:
Acquisition of oil and natural gas properties and joint-venture funding	—	(15,128)	—	—	(15,128)
Development of oil and natural gas properties	—	(235,804)	—	—	(235,804)
Purchases of other property and equipment	—	(25,843)	—	—	(25,843)
Change in notes receivable with affiliate	(10,800)	—	—	10,800	—
Proceeds from sale of properties and equipment and other	(2,413)	189	—	—	(2,224)
Net cash used in investing activities	(13,213)	(276,586)	—	10,800	(278,999)

	LINN Energy, LLC	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Eliminations	Consolidated
	(in thousands)
Cash flow from financing activities:
Proceeds from borrowings	300,000	—	—	—	300,000
Repayments of debt	(145,000)	—	—	—	(145,000)
Distributions to unitholders	(170,954)	—	—	—	(170,954)
Financing fees and other, net	(3,128)	(31,722)	—	—	(34,850)
Change in notes payable with affiliate	—	10,800	—	(10,800)	—
Net cash used in financing activities	(19,082)	(20,922)	—	(10,800)	(50,804)

Net increase (decrease) in cash and cash equivalents	(2,954)	7,745	—	—	4,791
Cash and cash equivalents:
Beginning	107	1,136	—	—	1,243
Ending	$(2,847)	$8,881	$—	$—	$6,034